Disaggregated Revenues	6 Months Ended
Jun. 30, 2026
Disaggregated Revenues [Abstract]
DISAGGREGATED REVENUES

NOTE 19 – DISAGGREGATED REVENUES

Information for the Company’s breakdown of revenues by service type for the six months ended June 30, 2025 and 2026 are as follows:

	For the six months ended June 30,
	2025	2026

Freight forwarding services
- Air freight	$22,552,413	$26,295,812
- Ocean freight	599,588	236,003
Subtotal	23,152,001	26,531,815
Ancillary logistic services	35,799	1,776
Total	$23,187,800	$26,533,591

Information for the Company’s breakdown of revenue from freight forwarding services for the six months ended June 30, 2025 and 2026 are as follows:

	For the six months ended June 30,
	2025	2026

Export shipments
- Air	$22,551,083	$26,295,812
- Ocean	598,148	234,420
- Subtotal	23,149,231	26,530,232

Import shipments
- Air	1,330	—
- Ocean	1,440	1,583
- Subtotal	2,770	1,583
Total	$23,152,001	$26,531,815

Information for the Company’s breakdown of export revenue destination for the six months ended June 30, 2025 and 2026 are as follows:

	For the six months ended June 30,
	2025		2026

United States	$16,447,419	71.05%	$15,093,633	56,89%
Canada	935,807	4.04%	213,254	0.80%
France	60,860	0.26%	20,232	0.08%
United Kingdom	1,558,376	6.73%	1,512,267	5.70%
The Netherlands	1,618,362	7.00%	926,938	3.49%
Mexico	6,652	0.03%	7,110,033	26.80%
Others (Note)	2,521,755	10.89%	1,653,875	6.24%
Total export revenue	$23,149,231	100%	$26,530,232	100%

Note: Others represent several countries including, among others, Qatar, Japan, Malaysia and Cyprus, etc.

Information for the Company’s breakdown of revenue by types of customers for the six months ended June 30, 2025 and 2026 are as follows:

	For the six months ended June 30,
	2025	2026

Freight forwarders	$23,040,700	$21,961,910
Direct customers	147,100	4,571,681
Total	$23,187,800	$26,533,591